5. PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Changes in property, plant and equipment [abstract]
Schedule of property, plant and equipment

						For the six-month period ended June 30, 2021
	Land $	Buildings $	Equipment $	Computers $	Furniture $	Rolling stock $	Mine under construction $	LiB Anode Demonstration Plant under construction $	Total $
COST
As at January 1, 2021	507	2,642	-	56	70	24	-	1,206	4,505
Additions	1,878	114	163	34	-	-	2,300	7,820	12,309
As at June 30, 2021	2,385	2,756	163	90	70	24	2,300	9,026	16,814
ACCUMULATED DEPRECIATION
As at January 1, 2021	-	219	-	39	32	8	-	-	298
Depreciation	-	53	8	9	7	2	-	-	79
As at June 30, 2021	-	272	8	48	39	10	-	-	377
Net book value as at June 30, 2021	2,385	2,484	155	42	31	14	2,300	9,026	16,437

					For the year ended December 31, 2020
	Land $	Buildings $	Equipment $	Computers $	Furniture $	Rolling stock $	LiB Anode Demonstration Plant under construction $	Total $
COST
As at January 1, 2020	467	2,430	63	47	70	9	-	3,086
Additions	40	212	-	9	-	15	1,206	1,482
Write-Off/Disposals	-	-	(63)	-	-	-	-	(63)
As at December 31, 2020	507	2,642	-	56	70	24	1,206	4,505
ACCUMULATED DEPRECIATION
As at January 1, 2020	-	118	59	14	19	4	-	214
Depreciation	-	101	2	25	13	4	-	145
Write-Off/Disposals	-	-	(61)	-	-	-	-	(61)
As at December 31, 2020	-	219	-	39	32	8	-	298
Net book value as at December 31, 2020	507	2,423	-	17	38	16	1,206	4,207